CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 16,336	$ 15,342
Restricted deposit	465	428
Short-term bank deposits	22,543	31,043
Available-for-sale marketable securities	64,290	63,194
Trade receivables (net of allowance for doubtful accounts of $ 1,415 and $ 1,292 at December 31, 2018 and 2017, respectively)	26,093	22,737
Other receivables and prepaid expenses	3,647	2,649
Inventories	11,345	7,897
Total current assets	144,719	143,290
NON-CURRENT ASSETS:
Restricted deposit	257
Severance pay fund	345	302
Deferred taxes	281	301
Other assets	600	1,135
Total non-current assets	1,483	1,738
PROPERTY AND EQUIPMENT, NET	6,249	5,002
INTANGIBLE ASSETS, NET	4,961	2,933
GOODWILL	32,432	31,562
Total assets	189,844	184,525
CURRENT LIABILITIES:
Trade payables	7,813	5,857
Employees and payroll accruals	7,357	8,535
Deferred revenues	13,855	11,370
Other payables and accrued expenses	13,695	5,742
Total current liabilities	42,720	31,504
LONG-TERM LIABILITIES:
Deferred revenues	4,247	3,878
Accrued severance pay	806	747
Other long-term liability	6,168	5,267
Total long-term liabilities	11,221	9,892
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 200,000,000 shares at December 31, 2018 and 2017; Issued: 34,712,261 and 34,299,262 shares at December 31, 2018 and 2017, respectively; Outstanding: 33,896,261 and 33,483,262 shares at December 31, 2018 and 2017, respectively	853	851
Additional paid-in capital	271,765	268,487
Treasury stock at cost - 816,000 shares at December 31, 2018 and 2017.	(3,998)	(3,998)
Accumulated other comprehensive income (loss)	(767)	36
Accumulated deficit	(131,950)	(122,247)
Total shareholders' equity	135,903	143,129
Total liabilities and shareholders' equity	$ 189,844	$ 184,525